SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2024
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net	Research and development, net:

	Year Ended December 31,
	2024	2023	2022
Total costs	$432,355	$386,745	$364,654
Less - grants and participations	(1,961)	(2,441)	(2,414)
Less - capitalization of software development costs	(69,787)	(61,596)	(56,167)

	$360,607	$322,708	$306,073

Schedule of Financial Income (Expenses) and Other, Net	Financial expenses and other, net:

	Year Ended December 31,
	2024	2023	2022
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$40,482	$13,813	$13,659
Interest income	24,501	20,260	4,720

	64,983	34,073	18,379
Financial expenses:
Interest expense	(46)	(1,101)	(1,127)
Loss in respect of debt extinguishment	—	(53)	(1,206)
Debt issuance costs amortization	(1,724)	(2,015)	(1,996)
Exchangeable senior notes amortization of discount	(110)	(2,600)	(2,587)
Exchange rates differences	(466)	(3,297)	(301)
Other	(3,390)	(2,412)	(2,774)

	(5,736)	(11,478)	(9,991)

Other (expenses) Income, net	(375)	(122)	1,771

	$58,872	$22,473	$10,159

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2024	2023	2022
Net income to ordinary shareholders	$442,588	$338,301	$265,945
2.Denominator (in thousands):

	Year Ended December 31,
	2024	2023	2022
Denominator for basic net earnings per share:
Weighted average number of shares (thousand)	63,483	63,590	63,790
Effect of dilutive securities:
Add - employee stock options and RSU	1,172	995	894
Warrants issued in the exchangeable notes transaction	851	1,680	1,781

Denominator for diluted net earnings per share - adjusted weighted average shares (thousand)	$65,506	66,265	66,465